Net Loss Per Share - Additional Information (Details) - shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Earnings Per Share [Abstract]
Number of potential dilutive shares that are excluded from computation of dilutive earnings per share	149,376	174,481